Financial Instruments and Risk Management - Schedule of Financial Liabilities (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Carrying amount [member]
Schedule of Financial Liabilities [Line Items]
Trade payables	RM 27,396,814	$ 6,121,509	RM 38,418,873
Other payables and accrued liabilities	31,816,499	7,109,038	1,266,140
Bank and other borrowings	35,039,857	7,829,261	24,709,116
Lease liabilities	747,819	167,092	215,647
Amount due to related parties	2,168,066	484,430	2,759,913
Financial liabilities	97,169,055	21,711,330	67,369,689
Contractual Cash Flows [Member]
Schedule of Financial Liabilities [Line Items]
Trade payables	27,396,814	6,121,509	38,418,873
Other payables and accrued liabilities	31,816,499	7,109,038	1,266,140
Bank and other borrowings	35,668,434	7,969,709	25,014,970
Lease liabilities	806,000	180,091	215,647
Amount due to related parties	2,292,276	512,183	2,962,824
Financial liabilities	97,980,023	21,892,530	67,878,454
Within 1 year [Member]
Schedule of Financial Liabilities [Line Items]
Trade payables	27,396,814	6,121,509	38,418,873
Other payables and accrued liabilities	31,816,499	7,109,038	1,266,140
Bank and other borrowings	33,045,385	7,383,619	23,898,060
Lease liabilities	312,000	69,713	215,647
Amount due to related parties	2,292,276	512,183	2,962,824
Financial liabilities	94,862,974	21,196,062	66,761,544
More than 1 year and less than 2 years [Member]
Schedule of Financial Liabilities [Line Items]
Trade payables
Other payables and accrued liabilities
Bank and other borrowings	1,289,377	288,096	525,600
Lease liabilities	494,000	110,378
Amount due to related parties
Financial liabilities	1,783,377	398,474	525,600
More than 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Trade payables
Other payables and accrued liabilities
Bank and other borrowings	1,333,672	297,994	591,310
Lease liabilities
Amount due to related parties
Financial liabilities	RM 1,333,672	$ 297,994	RM 591,310